Intangible Assets, Net (Details) - Schedule of intangible assets, net - Computer software [member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Beginning	$ 995,045	$ 969,286
Additions	13,235	26,316
Disposals		(141)
Exchange difference	(100,976)	(416)
Ending	907,304	995,045
Accumulated amortization
Beginning	771,637	715,834
Amortization charged for the year	51,383	54,745
Disposals		(141)
Exchange difference	(80,032)	1,199
Ending	742,988	771,637
Net book value	$ 164,316	$ 223,408